Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Noncash Investing Activities [Abstract]
Non-cash Investing Activities

For the years ended December 31, 2015, 2016 and 2017, the Company entered into the following non-cash investing activities:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Increase in property, plant and equipment	$24,451	$24,591	$26,069
Other payables	633	(1,074)	806
	$25,084	$23,517	$26,875